S000040621 [Member] Annual Fund Operating Expenses - SFT Balanced Stabilization Fund - SFT Balanced Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	0.98%

[1]	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.